Statutory Reserve Appropriation for PRC Subsidiaries	12 Months Ended
Apr. 30, 2012
Statutory Reserve Appropriation For Prc Subsidiaries [Abstract]
Statutory Reserve Appropriation For Prc Subsidiaries [Text Block]

14. Statutory Reserve Appropriation for PRC Subsidiaries

Pursuant to the laws and regulations applicable to the PRC, the Company’s wholly foreign owned subsidiaries must make appropriations from after-tax profit to non-distributable reserves funds including: (i) the statutory surplus reserve and; (ii) the statutory public welfare fund. Subject to the law applicable to foreign invested enterprises in the PRC, they were required annual appropriations of the general reserve fund no less than 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end). These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and are not distributable as cash dividends. Dongguan Sun Chuen has made appropriation at 10% of its accumulated after-tax profit upto its PRC year ended December 31, 2009 in May 31, 2011, while it has been operating at loss thereafter. For other PRC subsidiaries, there is no appropriation be made as a result of their after-tax losses incurred in these periods.